Fair Value Measurements (Details) - Schedule of Fair Value on a Recurring Basis - Arisz Acquisition Corp. [Member] - USD ($)	Sep. 30, 2023	May 11, 2023	Feb. 09, 2023	Sep. 30, 2022
Assets
Trust Account - U.S. Treasury Securities Money Market Fund	$ 34,107,463	$ 120,000	$ 690,000	$ 69,418,075
Quoted Prices in Active Markets (Level 1) [Member]
Assets
Trust Account - U.S. Treasury Securities Money Market Fund	34,107,463			69,418,075
Significant Other Observable Inputs (Level 2) [Member]
Assets
Trust Account - U.S. Treasury Securities Money Market Fund
Significant Other Unobservable Inputs (Level 3) [Member]
Assets
Trust Account - U.S. Treasury Securities Money Market Fund